SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of amortized intangible assets

	December 31, 2016		December 31, 2015
	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization
Amortized intangible assets
Core deposit intangible	$117,442	$(667,163)	$173,828	$(610,777)

Schedule of projected amortization for core deposits

The Company’s projected amortization expense for the core deposit intangible for the years ending December 31:

2017	$44,444
2018	32,501
2019	20,572
2020	9,833
2021	5,264
Thereafter	4,828
Total	$117,442